Employee Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Liabilities
Expenses in respect of defined contribution plans	$ 94	$ 31	$ 25